Preferred Units - Additional Information (Details) - BETTER THERAPEUTICS OPCO [Member] - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 14, 2020	Dec. 02, 2015	May 04, 2015	Dec. 31, 2020	Dec. 31, 2019
Series Seed Preferred Units [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares			1,066,667
Sale of stock price per share			$ 1.875
Temporary equity stock issued during period value new issues			$ 2,000
Aggregate liquidation Preference					$ 2,000
Series Seed Preferred Units [Member] | Conversion To Common Units [Member]
Temporary Equity [Line Items]
Conversion price per share					$ 1.875
Series Seed Preferred Units [Member] | Third Preference [Member]
Temporary Equity [Line Items]
Aggregate liquidation Preference					$ 2,000
Series A Preferred Units [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares		1,480,527
Sale of stock price per share		$ 4.441
Temporary equity stock issued during period value new issues		$ 6,575
Aggregate liquidation Preference					$ 24,646
Temporary equity stock dividend rate percentage	6.00%			6.00%
Series A Preferred Units [Member] | Conversion To Common Units [Member]
Temporary Equity [Line Items]
Conversion price per share					$ 4.441
Series A Preferred Units [Member] | First Preference [Member]
Temporary Equity [Line Items]
Aggregate liquidation Preference					$ 22,204
Series A Preferred Units [Member] | Second Preference Unpaid Cumulative Dividends [Member]
Temporary Equity [Line Items]
Aggregate liquidation Preference					$ 2,442